Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning balance	$ 264	$ 15
Increases related to current year tax positions	146	249	15
Foreign currency	6
Ending balance	$ 416	$ 264	$ 15